Mezzanine Equity (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	Jan. 17, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Mezzanine Equity [Abstract]
Temporary equity, shares outstanding (in shares)		7,213,452	11,264	13,452	11,264
Redemption amount		$ 102,542		$ 16,142
Deemed dividend related to redemption value		14,400	$ 0
Dividends declared to shareholders		$ 7,322	915
Series E Preferred Stock [Member]
Mezzanine Equity [Abstract]
Shares issued (in shares)		0
Stock redeemed (in shares)		0
Convertible preferred stock conversion price (in dollars per share)		$ 12
Temporary equity, shares outstanding (in shares)		13,452		13,452
Redemption amount		$ 16,142
Dividends declared to shareholders		1,015	$ 915
Dividends payable to shareholders		$ 0
Series E Preferred Stock [Member] | Family Trading Inc. [Member]
Mezzanine Equity [Abstract]
Convertible preferred stock, shares issued upon conversion (in shares)		1,121,000
Series F Preferred Stock [Member]
Mezzanine Equity [Abstract]
Temporary equity, shares outstanding (in shares)		7,200,000
Deemed dividend related to redemption value		$ 14,400
Series F Preferred Stock [Member] | Maximum [Member]
Mezzanine Equity [Abstract]
Shares issued (in shares)	7,560,759
Redemption amount		$ 86,400